Finance cost - net - Summary of Detailed Information about Net Finance Cost (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finance income
- Net foreign exchange gains	€ 0	€ 5,354	€ 2,379
- Interest income	310	121	7
Total finance income	310	5,475	2,386
Finance expenses
- Interest expense on lease liabilities	(7,178)	(6,658)	(5,586)
- Interest expense on borrowings	(12,417)	(12,438)	(5,357)
- Net foreign exchange losses	(609)	0
- Other	(537)	(935)	(756)
Total finance expenses	(20,741)	(20,031)	(11,699)
Total finance cost - net	€ (20,431)	€ (14,556)	€ (9,313)